Consolidated Statement of Changes in Shareholders' Equity - EUR (€)	Total	Preferred shares	Common shares	Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)
Balance at beginning of period (in shares) at Dec. 31, 2022		14,000	80,212,000
Balance at beginning of period at Dec. 31, 2022	€ 54,151,000			€ 4,011,308	€ 379,636,745	€ (272,213,000)	€ 819,000	€ (58,103,000)
Net loss	(7,570,000)							(7,570,000)
Actuarial (losses) gains on defined benefit obligations	394,000						394,000
Foreign currency translation (loss) gain	276,000					994,000	(718,000)
Total comprehensive income (loss)	(6,900,000)					994,000	(324,000)	(7,570,000)
Allocation of prior period loss	0					(58,103,000)		58,103,000
Exercise and subscription of equity instruments (in shares)			648,000
Exercise and subscription of equity instruments	395,000			32,000	363,000
Increase capital, net	0
Share-based payment	4,256,000				4,256,000
Balance at end of period (in shares) at Dec. 31, 2023		14,000	80,861,000
Balance at end of period at Dec. 31, 2023	51,901,000			4,043,733	384,255,036	(329,323,000)	495,000	(7,570,000)
Net loss	(49,471,000)							(49,471,000)
Actuarial (losses) gains on defined benefit obligations	36,000						36,000
Foreign currency translation (loss) gain	(504,000)						(504,000)
Total comprehensive income (loss)	(49,939,000)						(468,000)	(49,471,000)
Allocation of prior period loss	0					(7,570,000)		7,570,000
Exercise and subscription of equity instruments (in shares)			1,137,000
Exercise and subscription of equity instruments	94,000			57,000	37,000
Increase capital, net (in shares)			1,833,000
Increase capital, net	2,836,000			92,000	2,744,000
Share-based payment	3,944,000				3,944,000
Balance at end of period (in shares) at Dec. 31, 2024		14,000	83,830,000
Balance at end of period at Dec. 31, 2024	8,834,000			4,192,221	390,979,449	(336,893,000)	27,000	(49,471,000)
Net loss	(49,177,000)							(49,177,000)
Actuarial (losses) gains on defined benefit obligations	94,000						94,000
Foreign currency translation (loss) gain	997,000						997,000
Total comprehensive income (loss)	(48,086,000)						1,091,000	(49,177,000)
Allocation of prior period loss	0					(49,471,000)		49,471,000
Exercise and subscription of equity instruments (in shares)			1,543,000
Exercise and subscription of equity instruments	49,000			77,000	(28,000)
Increase capital, net (in shares)			8,345,000
Increase capital, net	14,932,000			417,000	14,515,000
Share-based payment	2,567,000				2,567,000
Balance at end of period (in shares) at Dec. 31, 2025		14,000	93,719,000
Balance at end of period at Dec. 31, 2025	€ (21,704,000)			€ 4,686,661	€ 408,033,490	€ (386,365,000)	€ 1,118,000	€ (49,177,000)
Balance at beginning of period (in shares) at Apr. 23, 2025	83,844,411
Balance at end of period (in shares) at Apr. 24, 2025	92,189,798		92,175,723